Reserve for Future Policy Benefits and Separate Account Liabilities Level 4 Separate Accounts by Major Category of Investment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 16,726
Schedule of Fair Value of Separate Accounts by Major Category of Investment, Fair Value	$ 32,433	$ 30,239
Invested in Fixed Income Securities	21.00%	20.00%
Invested in Equity Securities	79.00%	80.00%
Equity Securities [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Schedule of Fair Value of Separate Accounts by Major Category of Investment, Fair Value	$ 31,114	$ 28,953
Cash and Cash Equivalents [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Schedule of Fair Value of Separate Accounts by Major Category of Investment, Fair Value	1,319	1,286
Guaranteed Minimum Death Benefit [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	3,184
Deferred Annuitization [Member] | Guaranteed Minimum Death Benefit [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 2,252	$ 1,800